Intangible Assets, Net - Schedule of Intangible Assets (Details) - JPY (¥) ¥ in Thousands	Mar. 31, 2025	Sep. 30, 2024
Schedule of Intangible Assets [Line Items]
Total intangible assets, gross	¥ 123,986	¥ 123,986
Less: Accumulated Amortization	(27,490)	(18,708)
Total intangible assets	96,496	105,278
Participation Right [Member]
Schedule of Intangible Assets [Line Items]
Total intangible assets, gross	¥ 123,986	¥ 123,986